Operating Segments - Schedule of Group’s CODM (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Total	$ 284	$ 461
Cost of revenues	72	101
Research and development expenses	1,575	938
Sales, marketing and distribution	326	491
General and administrative expenses	3,198	2,109
Other income, net		(465)
Company’s share of losses of company accounted for at equity, net		312
Loss	6,051	9,412
Segment assets	18,491		$ 7,622
Segment liabilities	7,220		2,475
Operating segments [member]
Disclosure of operating segments [line items]
External	284	461
Total	284	461
Cost of revenues	72	101
Research and development expenses	1,575	938
Sales, marketing and distribution	326	491
General and administrative expenses	3,198	2,109
Other income, net		(465)
Segments’ operating loss	4,887	2,713
Company’s share of losses of company accounted for at equity, net		312
Loss on impairment of loans		5,973
Finance expense, net	1,164	414
Loss	6,051	9,412
Drug Development [Member]
Disclosure of operating segments [line items]
Segment assets	6,736		6,224
Segment liabilities	4,732		2,213
Drug Development [Member] | Operating segments [member]
Disclosure of operating segments [line items]
External
Total
Cost of revenues
Research and development expenses	1,559	938
Sales, marketing and distribution
General and administrative expenses	3,154	2,070
Other income, net		(465)
Segments’ operating loss	4,713	2,543
Online Sales [Member]
Disclosure of operating segments [line items]
Segment assets	1,309		1,398
Segment liabilities	394		$ 262
Online Sales [Member] | Operating segments [member]
Disclosure of operating segments [line items]
External	284	461
Total	284	461
Cost of revenues	72	101
Research and development expenses
Sales, marketing and distribution	326	491
General and administrative expenses	22	39
Other income, net
Segments’ operating loss	136	$ 170
Quantum Technology [Member]
Disclosure of operating segments [line items]
Segment assets	10,446
Segment liabilities	2,094
Quantum Technology [Member] | Operating segments [member]
Disclosure of operating segments [line items]
External
Total
Cost of revenues
Research and development expenses	16
Sales, marketing and distribution
General and administrative expenses	22
Segments’ operating loss	$ 38